LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
SCHEDULE OF OPERATING LEASE COST

A.	The components of operating lease cost for the year ended December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021

Operating lease costs	80,501	38,971
Short-term lease cost	-	4,378
Total operating lease cost	80,501	43,349

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASE

B.	Supplemental cash flow information related to operating leases was as follows:

	December 31,
	2022	2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	62,679	38,971
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	47,280	201,467

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

C.	Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2022	2021

Operating leases:
Operating leases right-of-use asset	121,855	129,613

Current operating lease liabilities	66,311	42,747
Non-current operating lease liabilities	40,023	87,287
Total operating lease liabilities	106,334	130,034

Weighted average remaining lease term (years)	1.78	2.9

Weighted average discount rate	4%	4%

SCHEDULE OF MINIMUM LEASE PAYMENTS UNDER NON- CANCELABLE LEASES
2022

2023	66,311
2024	43,303
Total operating lease payments	109,614
Less: imputed interest	(3,280)
Present value of lease liabilities	106,334